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April 21, 2008

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-1004

     ATTN.   Mr. Mark Cowan
             Document Control - EDGAR

     RE:     RiverSource Variable Series Trust
             Disciplined Asset Allocation Portfolios - Aggressive
             Disciplined Asset Allocation Portfolios - Moderately Aggressive Disciplined Asset Allocation Portfolios - Moderate
             Disciplined Asset Allocation Portfolios - Moderately Conservative Disciplined Asset Allocation Portfolios - Conservative

     Post-Effective Amendment No. 2
     File No. 333-146374 / 811-22127

Dear Mr. Cowan:

Pursuant to Rule 461, RiverSource Distributors, Inc., the Principal Underwriter, respectfully requests that the effective date of the above-mentioned Amendment to the Registration Statement be accelerated and declared effective on April 23, 2008, or as soon as practicable thereafter.

Sincerely,

RiverSource Distributors, Inc.
(Principal Underwriter)

/s/ Patrick T. Bannigan
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    Patrick T. Bannigan
    Vice President - Asset Management, Products and Marketing